Other payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Other payables (Tables)
Changes in the provision for repayments other payable	$ 798	$ 508
Interest accretion	294	290
Miscellaneous	(108)	0
Changes in the provision for repayments other payable	984	798
Less: current portion of the provision	(661)	(358)
Ending balance of long-term portion	$ 323	$ 440